Deferred Charges, net (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Changes in deferred charges, net
Balance at the beginning of the period	$ 17,339
Balance at the end of the period	13,440	$ 17,339
Drydocking and Special Survey Costs
Changes in deferred charges, net
Balance at the beginning of the period	17,339	11,455
Additions	1,155	16,916
Amortization	(5,054)	(11,032)
Balance at the end of the period	$ 13,440	$ 17,339
Period of amortization for deferred costs	2 years 6 months